As filed with the U.S. Securities and Exchange Commission on February 18, 2026

Securities Act File No. 333-117134

Investment Company Act File No. 811-21598

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 69

PUTNAM TARGET DATE FUNDS*

(Exact Name of Registrant as Specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (617) 292-1000

Name and address of agent for service:	Copy to:

Alison E. Baur, Vice President	Bryan Chegwidden, Esq.	James E. Thomas, Esq.
Putnam Target Date Funds	Ropes & Gray LLP	Ropes & Gray LLP
100 Federal Street	1211 Avenue of the Americas	800 Boylston Street
Boston, Massachusetts 02110	New York, New York 10036	Boston, Massachusetts 02199

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on February 27, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on ______________ pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Putnam Retirement Advantage Plus 2030 Fund, Putnam Retirement Advantage Plus 2035 Fund, Putnam Retirement Advantage Plus 2040 Fund, Putnam Retirement Advantage Plus 2045 Fund, Putnam Retirement Advantage Plus 2050 Fund, Putnam Retirement Advantage Plus 2055 Fund, Putnam Retirement Advantage Plus 2060 Fund, Putnam Retirement Advantage Plus 2065 Fund, Putnam Retirement Advantage Plus 2070 Fund and Putnam Retirement Advantage Plus Maturity Fund. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 68 to the Registration Statement, relating only to Putnam Retirement Advantage Plus 2030 Fund, Putnam Retirement Advantage Plus 2035 Fund, Putnam Retirement Advantage Plus 2040 Fund, Putnam Retirement Advantage Plus 2045 Fund, Putnam Retirement Advantage Plus 2050 Fund, Putnam Retirement Advantage Plus 2055 Fund, Putnam Retirement Advantage Plus 2060 Fund, Putnam Retirement Advantage Plus 2065 Fund, Putnam Retirement Advantage Plus 2070 Fund and Putnam Retirement Advantage Plus Maturity Fund, each a series of the Registrant (the “Funds”), is being filed for the sole purpose of designating February 27, 2026 as the new date upon which Post-Effective Amendment No. 66, as filed on December 22, 2025 (Accession No. 0001193125-25-328931),  (“PEA 66”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of the Funds, as filed in PEA 66, are incorporated herein by reference in their entirety into this filing.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 18th day of February, 2026.

PUTNAM TARGET DATE FUNDS

(Registrant)

By:	/s/ JONATHAN S. HORWITZ
Jonathan S. Horwitz Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

BARBARA M. BAUMANN*	Chair, Board of Trustees	February 18, 2026
Barbara M. Baumann

ROBERT L. REYNOLDS*	President and Trustee	February 18, 2026
Robert L. Reynolds

JONATHAN S. HORWITZ*	Executive Vice President, Principal Executive Officer and Compliance Liaison	February 18, 2026
Jonathan S. Horwitz

MICHAEL J. HIGGINS*	Vice President, Treasurer and Clerk	February 18, 2026
Michael J. Higgins

JEFFREY W. WHITE* Jeffrey W. White	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer	February 18, 2026

LIAQUAT AHAMED*	Trustee	February 18, 2026
Liaquat Ahamed

KATINKA DOMOTORFFY*	Trustee	February 18, 2026
Katinka Domotorffy

CATHARINE BOND HILL*	Trustee	February 18, 2026
Catharine Bond Hill

GREGORY G. MCGREEVEY*	Trustee	February 18, 2026
Gregory G. McGreevey

JENNIFER WILLIAMS MURPHY*	Trustee	February 18, 2026
Jennifer Williams Murphy

MARIE PILLAI*	Trustee	February 18, 2026
Marie Pillai

GEORGE PUTNAM III*	Trustee	February 18, 2026
George Putnam III

MANOJ P. SINGH*	Trustee	February 18, 2026
Manoj P. Singh

MONA K. SUTPHEN*	Trustee	February 18, 2026
Mona K. Sutphen

JANE E. TRUST*	Trustee	February 18, 2026
Jane E. Trust

*By:	/s/ JONATHAN S. HORWITZ
Jonathan S. Horwitz, Attorney-in-Fact (Pursuant to Power of Attorney previously filed)